Schedule of movement in allowance for doubtful security deposits (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Financial Assets Current
Provision of impairment loans	₨ 1,000	₨ 72,719